COMBINED AND CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in single-family residential properties:
Land	$ 2,716,934,000	$ 2,703,388,000	$ 2,640,615,000
Building and improvements	7,116,587,000	7,091,457,000	6,955,784,000
Total gross investments in the properties	9,833,521,000	9,794,845,000	9,596,399,000
Less: accumulated depreciation	(917,961,000)	(792,330,000)	(543,698,000)
Investments in single-family residential properties, net	8,915,560,000	9,002,515,000	9,052,701,000
Cash and cash equivalents	158,934,000	198,119,000	274,818,000
Restricted cash	138,264,000	222,092,000	219,174,000
Other assets, net	306,568,000	309,625,000	250,285,000
Total assets	9,519,326,000	9,732,351,000	9,796,978,000
Liabilities:
Credit facilities, net	0	2,315,541,000	2,347,741,000
Mortgage loans, net	4,158,666,000	5,254,738,000	5,264,193,000
Warehouse loans	1,486,529,000	0	114,023,000
Accounts payable and accrued expenses	110,919,000	88,052,000	82,817,000
Resident security deposits	88,781,000	86,513,000	81,169,000
Other liabilities	30,460,000	30,084,000	20,004,000
Total liabilities	5,875,355,000	7,774,928,000	7,909,947,000
Equity:
Preferred stock	0
Common stock	3,104,000
Additional paid-in capital	3,675,094,000
Accumulated deficit	(38,799,000)
Accumulated other comprehensive income	4,572,000
Total equity	3,643,971,000	1,957,423,000
Combined equity		1,957,423,000	1,887,031,000
Total liabilities and equity	$ 9,519,326,000	9,732,351,000	$ 9,796,978,000
Invitation Homes Inc. Pre IPO
Assets:
Cash		1
Investments in single-family residential properties:
Total assets		1
Liabilities:
Total liabilities		0
Equity:
Common stock		1
Additional paid-in capital		0
Total liabilities and equity		$ 1